Trade Notes and Accounts Receivable, Net - Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade Notes and Accounts Receivable, Net
Beginning Balance	$ (3,657,079)	$ (3,866,492)
Impairment provision	(1,402,555)	(1,121,906)
Initial adoption of IFRS 9	(281,594)
Write-off of receivables	961,912	1,331,319
Ending Balance	$ (4,379,316)	$ (3,657,079)